Derivatives (Details) (USD $)	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010
Derivatives [Abstract]
Ineffectiveness related derivative contracts	$ 300,000	$ 1,000,000	$ 600,000	$ 3,700,000
Gain (loss) in the Consolidated Statement of Income related to fair value hedges	(2,300,000)	100,000	(700,000)	(100,000)
Description of location of gain (loss) on foreign currency fair value hedge derivative in financial statements			Cost of sales
Description of reclassification of foreign currency cash flow hedge gain (loss)			For derivative contracts that are designated and qualify for a cash flow hedge, the effective portion of the gain or loss of the derivative contract is recorded as a component of other comprehensive income, net of tax. This amount is reclassified into the income statement on the line associated with the underlying transaction for the periods in which the hedged transaction affects earnings. The amounts recorded in accumulated other comprehensive income for existing cash flow hedges are generally expected to be reclassified into earnings within one year and all of the existing hedges will be reclassified into earnings by October 2012.
Cash Flow Hedges [Member] | Foreign Currency Forward Contracts [Member] | Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Amount of Gain/(Loss) Recognized in OCI	2,945,000		9,392,000
Effective Portion Amount of Gain/(Loss) Reclassified from AOCI into Earnings				(7,333,000)
Cash Flow Hedges [Member] | Foreign Currency Forward Contracts [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Amount of Gain/(Loss) Recognized in OCI		11,529,000		6,397,000
Effective Portion Amount of Gain/(Loss) Reclassified from AOCI into Earnings	456,000	3,019,000	4,039,000
Cash Flow Hedges [Member] | Foreign Currency Forward Contracts [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Amount of Gain/(Loss) Reclassified from AOCI into Earnings	$ 413,000	$ (7,175,000)	$ 3,357,000	$ 3,876,000